Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Schedule of Composition of Digital Assets	The table below summarizes the composition of digital assets as of June 30, 2026.
	June 30, 2026 (Unaudited)
	Units	Cost Basis	Fair Value
Digital assets held:
Native BNB	3,136	$546	$1,710,836
Tether USD	2,000,003	1	1,997,776

Total	2,003,139	$547	$3,708,612

Schedule of Represents the Changes in Quantity of BNB and the Respective Fair Value

The following represents the changes in quantity of BNB and the respective fair value:

	Native BNB	Fair Value
Beginning balance as of January 1, 2026	-	$-
BNB purchased	8,423	6,655,558
BNB sold	(5,107)	(5,026,452)
Net realized gain on investments in BNB	-	81,730
Ending balance as of June 30, 2026	3,316	$1,710,836